CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 9,599,824	$ 12,493,135
Prepaid expenses and other current assets	2,412,941	2,409,295
Trust bank balances held on behalf of customers	36,987,484	31,217,870
Accounts receivable - margin clients, net of allowance for doubtful accounts of $149,523 and $1,153,521 in 2018 and 2019, respectively	13,451,583	17,751,034
Accounts receivable - others, net of allowance for doubtful accounts of $3,407 and $234,439 in 2018 and 2019, respectively	12,382,170	7,101,910
Short - term investments	1,146,756
Total current assets	75,980,758	70,973,244
Property and equipment, net	4,271,733	4,459,334
Acquired intangible assets, net	74,477	85,154
Equity investments without readily determinable fair value	1,605,459	1,631,892
Equity method investment, net	766,583	778,721
Right-of-use assets	3,988,004
Rental deposits	769,961	963,575
Goodwill	108,416	107,791
Guarantee fund deposits	218,293	217,033
Deferred tax assets	1,380,842	1,472,606
Total assets	89,164,526	80,689,350
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $7,119,096 and $8,060,844 as of December 31, 2018 and December 31, 2019, respectively)	8,854,985	8,127,440
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,845,786 and $5,068,001 as of December 31, 2018 and December 31, 2019, respectively)	17,419,913	11,728,235
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,599,216 and $2,109,546 as of December 31, 2018 and December 31, 2019, respectively)	36,987,484	31,217,870
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $189,082 and $184,720 as of December 31, 2018 and December 31, 2019, respectively)	6,741,181	2,947,206
Lease liabilities, current (including lease liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $1,604,241 as of December 31, 2018 and December 31, 2019, respectively)	2,242,757
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited ($2,303) and $44,128 as of December 31, 2018 and December 31, 2019, respectively)	177,151	154,973
Total current liabilities	72,423,471	54,175,724
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited ($9,482) and nil as of December 31, 2018 and December 31, 2019, respectively)	151,490	149,107
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $12,678 and nil as of December 31, 2018 and December 31, 2019, respectively)	14,211	28,682
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $741,269 as of December 31, 2018 and December 31, 2019, respectively)	1,447,328
Total liabilities	74,036,500	54,353,513
Leases and contingencies (Note 21)
China Finance Online Co. Limited shareholder’s equity:
Ordinary shares (118,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	57,006,534	57,001,017
Additional paid-in capital	36,925,874	36,079,122
Accumulated other comprehensive income	6,412,555	6,291,793
Retained deficits	(75,189,077)	(63,926,256)
Total China Finance Online Co. Limited shareholders’ equity	25,155,886	35,445,676
Noncontrolling interest	(10,027,860)	(9,109,839)
Total equity	15,128,026	26,335,837
Total liabilities and equity	$ 89,164,526	$ 80,689,350